Related Party Transactions - Schedule of Related Parties with Transactions and Related Party Relationships (Details)	12 Months Ended
Dec. 31, 2024
Mr. Hengfang Li [Member]
Related Party Transaction [Line Items]
Name of related party	Chief Executive Officer and Chairman of the Board of Directors, and shareholder of the Company
Q Green Techcon Private Limited [Member]
Related Party Transaction [Line Items]
Name of related party	A non-controlling shareholder of disposal subsidiary